Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock
NOTE 9. Common Stock

Common Stock
As of June 30, 2021, the Company’s authorized capital stock consisted of 2.0 billion shares of common stock, par value $0.01 per share.
2021
. During the six months ended June 30, 2021, the Company issued approximately 46,000 shares of common stock primarily in connection with exercises and vesting of stock-based awards.
On April 14, 2021, the Company priced the IPO of its common stock at an offering price of $23.00 per share for 46,600,000 shares, pursuant to the Prospectus. On April 15, 2021, the underwriters exercised their option to purchase an additional 6,990,000 shares of common stock. On April 19, 2021, the Company’s sale of an aggregate of 53,590,000 shares of common stock was completed, see Note 1.
Upon the completion of the IPO, the Company issued 11.7 million shares of common stock under partner physician group equity agreements and recognized stock-based compensation expense of $268.5 million in April 2021, see
Note 1.
2020.
During the six months ended June 30, 2020, the Company issued and sold approximately 1.0 million shares of common stock to certain officers and directors at a purchase price of $4.49 per share and received aggregate proceeds of $4.6 million.
Contingently Redeemable Common Stock
2020.
During 2020, the Company closed private placements to third-party investors in which it issued and sold 6.3 million shares of contingently redeemable common stock at a purchase price of $4.49 per share and received aggregate proceeds of $28.5 million.
The private placements of contingently redeemable common stock had a redemption feature that required the Company, in certain limited circumstances, to repurchase stock. Because the redemption feature was outside the control of the Company, the related capital contribution did not qualify as permanent equity and was classified as temporary equity in the mezzanine section of the condensed consolidated balance sheet. The redemption feature terminated upon the completion of an initial public offering of the Company’s common stock. The common stock classified as temporary equity was recorded at an initial carrying value equal to the gross proceeds received, which represented their fair value at the date of issuance.
The redemption feature of the Company’s contingently redeemable common stock terminated upon the completion of the IPO in April 2021. Accordingly, such common stock was reclassified from temporary equity in the mezzanine section of the condensed consolidated balance sheet to permanent equity, see Note 1.

NOTE 12. Common Stock

Common Stock
As of December 31, 2020 and 2019, the Company’s authorized capital stock consisted of 500.0 million shares of common stock, par value $0.01 per share. As of December 31, 2020, there were 325.6 million shares of the Company’s common stock issued and outstanding, not including: (i) 41.3 million shares of common stock issuable upon exercise of outstanding stock options and (ii) 109,700 shares of common stock subject to outstanding RSUs. Every holder of record of common shares entitled to vote at a meeting of stockholders is entitled to one vote for each share outstanding.
2020.
During 2020, the Company issued and sold approximately
1.2 million shares of common stock to certain officers and directors at a purchase price of $4.49 per share and received aggregate proceeds of $5.6 million.
In August 2020, the Company issued approximately 333,800 shares of common stock to settle provider incentive liabilities of $1.5 million.
Also in 2020, the Company repurchased 1.5 million shares of common stock for $6.7 million and issued approximately 2,340,000 shares of common stock in connection with exercises and vesting of stock-based awards.
2019
. In April 2019, the Company issued 1.3 million shares of common stock to settle provider incentive liabilities of $5.0 million.
2018
. In 2018, the Company had net repurchases of
1.8
million shares of common stock for $
1.8
million.
Contingently Redeemable Common Stock
2020.
During 2020, the Company closed private placements to third-party investors in which it issued and sold 6.3 million shares of contingently redeemable common stock at a purchase price of $4.49 per share and received aggregate proceeds of $28.5 million.
2019
. In the first quarter of 2019, the Company closed a private placement to third-party investors in which it issued and sold 19.8 million shares of contingently redeemable common stock to funds advised by Capital Research and Management Company at a purchase price of $3.78 per share and received aggregate proceeds of $75.0 millio
n.
I
n the fourth quarter of 2019, the Company closed private placements to third-party investors in which it issued and sold 23.6 million shares of contingently redeemable common stock at a purchase price of $4.49 per share and received aggregate proceeds of $106.0 million.
2018
. In the November 2018, the Company closed a private placement to third-party investors in which it issued and sold 26.4 million shares of contingently redeemable common stock to funds affiliated with Morgan Stanley Investment Management, Inc. at a purchase price of $3.78 per share and received aggregate proceeds of $100.0 million.
The private placements of contingently redeemable common stock have a redemption feature that may require the Company, in certain limited circumstances, to repurchase stock. Because the redemption feature is outside the control of the Company, the related capital contribution does not qualify as permanent equity and has been classified as temporary equity in the mezzanine section of the consolidated balance sheets. The redemption feature will terminate upon the completion of an initial public offering of the Company’s common stock. The common stock classified as temporary equity was recorded at an initial carrying value equal to the gross proceeds received, which represented their fair value at the date of issuance. As the events requiring redemption are not probable of occurring, it is not probable that the common stock will become redeemable and therefore no subsequent remeasurement has been required.